VESSEL	12 Months Ended
Dec. 31, 2013
Vessels And Equipment Net [Abstract]
VESSEL
.   VESSEL

(in thousands of $)	2013	2012
Cost	86,068	86,068
Accumulated depreciation	(46,509)	(43,678)
	39,559	42,390

Depreciation expense was $2.8 million for each of the years ended December 31, 2013, 2012 and 2011.